Property, plant and equipment Disclosure NBV of Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 62.1	€ 49.0
Additions to right-of-use assets	31.7	10.8
Land and buildings [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	42.8	35.0
Property, plant and equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	19.2	13.9
Computer equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 0.1	€ 0.1